Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Provisions
Schedule of Provisions

	Asset
	retirement	Legal and
	obligations	regulatory	Other[1]	Total
	€m	€m	€m	€m
31 March 2017	606	634	939	2,179
Disposal of subsidiaries	(14)	(3)	—	(17)
Exchange movements	(13)	(21)	(4)	(38)
Amounts capitalised in the year	59	—	—	59
Amounts charged to the income statement	—	140	325	465
Utilised in the year − payments	(33)	(57)	(324)	(414)
Amounts released to the income statement	(22)	(171)	(85)	(278)
31 March 2018	583	522	851	1,956
Exchange movements	(4)	(5)	5	(4)
Amounts capitalised in the year	210	—	—	210
Amounts charged to the income statement	—	91	643	734
Utilised in the year − payments	(32)	(53)	(253)	(338)
Amounts released to the income statement	—	(48)	(108)	(156)
31 March 2019	757	507	1,138	2,402

Note:

1	Other includes restructuring provisions of €499 million (2018: €240 million).

Schedule of Provisions analysed between current and non-current

31 March 2019

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	28	274	858	1,160
Non-current liabilities	729	233	280	1,242
	757	507	1,138	2,402

31 March 2018

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	17	280	594	891
Non-current liabilities	566	242	257	1,065
	583	522	851	1,956